-------------------------
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                                                       OMB Number: 3235-0578

                                                       Expires: April 30, 2010

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                                                       hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21689
                                   ---------------------------------------------

                          The Piedmont Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 120 Club Oaks Court, Suite 200       Winston-Salem, North Carolina     20910
--------------------------------------------------------------------------------
             (Address of principal executive offices)                 (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions   225 Pictoria Drive, Suite 450   Cincinnati, Ohio  45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (336) 765-2020
                                                    ----------------------------

Date of fiscal year end:        March 31, 2010
                            -------------------------

Date of reporting period:       June 30, 2009
                            -------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 85.9%                                    VALUE
--------------------------------------------------------------------------------

             CONSUMER DISCRETIONARY -- 10.4%
             HOTELS, RESTAURANTS & LEISURE -- 3.6%
     8,000   McDonald's Corp.                                      $    459,920
     4,000   Papa John's International, Inc. *                           99,160
                                                                   ------------
                                                                        559,080
                                                                   ------------
             SPECIALTY RETAIL -- 3.1%
    12,000   Lowe's Cos., Inc.                                          232,920
   125,000   T3 Motion * (a) (b)                                        250,000
                                                                   ------------
                                                                        482,920
                                                                   ------------
             TEXTILES, APPAREL & LUXURY GOODS -- 3.7%
    11,000   NIKE, Inc. - Class B                                       569,580
                                                                   ------------

             CONSUMER STAPLES -- 8.8%
             BEVERAGES -- 4.0%
    11,374   PepsiCo, Inc.                                              625,115
                                                                   ------------

             FOOD PRODUCTS -- 2.4%
     7,500   J.M. Smucker Co.                                           364,950
                                                                   ------------

             HOUSEHOLD PRODUCTS -- 2.4%
     7,000   Energizer Holdings, Inc. *                                 365,680
                                                                   ------------

             ENERGY -- 13.7%
             ENERGY EQUIPMENT & SERVICES -- 4.3%
     3,000   Core Laboratories N.V. *                                   261,450
     7,500   Schlumberger Ltd. +                                        405,825
                                                                   ------------
                                                                        667,275
                                                                   ------------
             OIL, GAS & CONSUMABLE FUELS -- 9.4%
     9,100   Exxon Mobil Corp.                                          636,181
     8,500   Noble Energy, Inc.                                         501,245
     6,000   Total SA - ADR                                             325,380
                                                                   ------------
                                                                      1,462,806
                                                                   ------------
             FINANCIALS -- 3.9%
             INSURANCE -- 3.9%
    10,000   Brown & Brown, Inc.                                        199,300
    10,000   Travelers Cos., Inc. (The)                                 410,400
                                                                   ------------
                                                                        609,700
                                                                   ------------

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
===============================================================================
    SHARES   COMMON STOCKS -- 85.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             HEALTH CARE -- 19.6%
             BIOTECHNOLOGY -- 2.1%
     6,000   Amgen, Inc. *                                         $    317,640
                                                                   ------------

             HEALTH CARE EQUIPMENT & SUPPLIES -- 4.3%
     5,000   Abaxis, Inc. *                                             102,700
    14,000   Stryker Corp. +                                            556,360
                                                                   ------------
                                                                        659,060
                                                                   ------------
             HEALTH CARE PROVIDERS & SERVICES -- 9.7%
     7,000   Express Scripts, Inc. *                                    481,250
     8,000   Henry Schein, Inc. *                                       383,600
    14,000   Medco Health Solutions, Inc. * +                           638,540
                                                                   ------------
                                                                      1,503,390
                                                                   ------------
             LIFE SCIENCES TOOLS & SERVICES -- 1.3%
     4,000   Waters Corp. *                                             205,880
                                                                   ------------

             PHARMACEUTICALS -- 2.2%
     6,000   Johnson & Johnson                                          340,800
                                                                   ------------

             INDUSTRIALS -- 9.2%
             AEROSPACE & DEFENSE - 2.3%
     8,000   ITT Corp.                                                  356,000
                                                                   ------------

             COMMERCIAL SERVICES & SUPPLIES -- 2.3%
    10,500   Copart, Inc. *                                             364,035
                                                                   ------------

             MACHINERY -- 4.6%
     5,000   Caterpillar, Inc.                                          165,200
     3,000   Donaldson Co., Inc.                                        103,920
    10,000   Graco, Inc.                                                220,200
     6,000   Illinois Tool Works, Inc.                                  224,040
                                                                   ------------
                                                                        713,360
                                                                   ------------

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES   COMMON STOCKS -- 85.9% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

             INFORMATION TECHNOLOGY -- 13.5%
             COMMUNICATIONS EQUIPMENT -- 0.9%
    10,000   Nokia Corp. - ADR                                     $    145,800
                                                                   ------------

             COMPUTERS & PERIPHERALS -- 2.0%
     3,000   International Business Machines Corp.                      313,260
                                                                   ------------

             IT SERVICES -- 4.8%
    15,000   Accenture Ltd. - Class A                                   501,900
     4,000   Visa, Inc. - Class A                                       249,040
                                                                   ------------
                                                                        750,940
                                                                   ------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.1%
    10,000   Intel Corp.                                                165,500
                                                                   ------------

             SOFTWARE -- 4.7%
    10,000   Citrix Systems, Inc. *                                     318,900
    10,000   SAP AG - ADR                                               401,900
                                                                   ------------
                                                                        720,800
                                                                   ------------
             MATERIALS -- 6.8%
             CHEMICALS -- 6.8%
    10,000   E.I. DuPont de Nemours & Co.                               256,200
    15,000   Nalco Holding Co.                                          252,600
    15,000   RPM International, Inc.                                    210,600
     7,000   Syngenta AG - ADR                                          325,640
                                                                   ------------
                                                                      1,045,040
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $13,815,568)                $ 13,308,611
                                                                   ------------

================================================================================
    SHARES   EXCHANGE-TRADED FUNDS -- 2.9%                             VALUE
--------------------------------------------------------------------------------

    20,000   PowerShares DB Commodity Index Tracking *
                (Cost $472,394)                                    $    452,400
                                                                   ------------

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
    SHARES   MONEY MARKET FUNDS -- 7.5%                                VALUE
--------------------------------------------------------------------------------

 1,155,362   Evergreen Institutional Money Market Fund -
                Institutional Class, 0.25% (c) (Cost $1,155,362)   $  1,155,362
                                                                   ------------

             TOTAL INVESTMENTS AT VALUE -- 96.3%
                (Cost $15,443,324)                                 $ 14,916,373

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.7%              576,738
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 15,493,111
                                                                   ============

ADR - American Depositary Receipt

+     All or a portion of the security is held as collateral for short sales.

*     Non-income producing security.

(a) Fair valued priced by the Board of Trustees at $2 per share since its date of purchase on September 18, 2008 for $250,000. No quoted price exists. It is possible that the fair value may differ significantly from the amount that might ultimately be realized (Note 1).

(b)   Security is illiquid.

(c) Variable rate security. The coupon rate shown is the effective interest rate at June 30, 2009.

See accompanying notes to schedule of investments.

THE PIEDMONT SELECT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2009 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 2.3%                                     VALUE
--------------------------------------------------------------------------------

             CONSUMER DISCRETIONARY - 0.6%
             SPECIALTY RETAIL -- 0.6%
     4,000   Home Depot, Inc. (The)                                $     94,520
                                                                   ------------

             INDUSTRIALS - 0.8%
             MACHINERY -- 0.8%
     3,000   Deere & Co.                                                119,850
                                                                   ------------

             INFORMATION TECHNOLOGY - 0.9%
             SOFTWARE -- 0.9%
     5,000   VMware, Inc. - Class A *                                   136,350
                                                                   ------------

             TOTAL SECURITIES SOLD SHORT (Proceeds $338,786)       $    350,720
                                                                   ============

*     Non-income producing security.

See accompanying notes to schedule of investments.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

The valuation of portfolio securities of The Piedmont Select Equity Fund (the "Fund") is determined in accordance with procedures established by, and under the direction of, the Board of Trustees (the "Trustees"). In determining the value of the Fund's total net assets, portfolio securities are generally calculated at market value using quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a mid-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation. Pursuant to policies adopted by the Trustees, the investment advisor is responsible for notifying the Trustees (or the Piedmont Investment Trust's Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Fund's policies regarding fair value pricing are intended to result in a calculation of the Fund's net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. The Fund may be unable to receive the portfolio security's fair value if the Fund should sell the security. The Trustees monitor and evaluate the Fund's use of fair value pricing and periodically review the results of any fair valuation under the Fund's policies.

The Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE PIEDMONT SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                                  Investment in  Other Financial
Valuation Inputs                                    Securities     Instruments
---------------------------------------------      ------------   ------------

Level 1 - Quoted prices                            $ 14,666,373   $   (350,720)
Level 2 - Other significant observable inputs                --             --
Level 3 - Significant unobservable inputs               250,000             --
                                                   ------------   ------------
Total                                              $ 14,916,373   $   (350,720)
                                                   ============   ============

Following  is  a  reconciliation   of  Level  3  assets  for  which  significant
unobservable inputs were used to determine fair value:

            Balance as of March 31, 2009                $    250,000

            Change in unrealized appreciation                     --
                                                        ------------

            Balance as of June 30, 2009                 $    250,000
                                                        ============

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2009:

            Tax cost of portfolio investments
            and securities sold short                  $ 15,104,538
                                                       ============

            Gross unrealized appreciation              $  1,258,985
            Gross unrealized depreciation                (1,797,870)
                                                       ------------

            Net unrealized depreciation                $   (538,885)
                                                       ============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Piedmont Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ David B. Gilbert
                              --------------------------------------------------
                                    David B. Gilbert, President and Treasurer

Date          August 1, 2009
         --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ David B. Gilbert
                              --------------------------------------------------
                                    David B. Gilbert, President and Treasurer
                                    (Principal Executive Officer and Principal
                                    Financial Officer)

Date          August 1, 2009
         --------------------------

* Print the name and title of each signing officer under his or her signature.